Related Parties - Schedule of Transactions with Related Parties (Details) - ZAR (R) R in Thousands	12 Months Ended
	Feb. 28, 2025	Feb. 29, 2024	Feb. 28, 2023
Related Parties [Abstract]
Sales to related parties	R 27,296	R 30,730	R 20,139
Purchases from related parties	(146,871)	(137,107)	(92,520)
Rent paid to related parties	R (8,727)	R (8,468)	R (6,121)